Gain and Losses on Derecognition of Financial Assets at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2023
Gain and Losses on derecognition of Financial Assets at Amortized Cost [Abstract]
Gain and Losses on derecognition of Financial Assets at Amortized Cost [text block table]	in € m. 2023 2022 2021 Gains 5 11 15 Losses (101) (13) (15) Net gains (losses) from derecognition of financial assets measured at amortized cost (96) (2) 1